Fair Values - Narrative (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets [line items]
Transfers into level 3	$ 62,629,549	$ 40,683,580
Fair Value Level 1
Disclosure of fair value measurement of assets [line items]
Transfers out of Level 3	(80,893,543)	(2,197,922)
Fair Value Level 2
Disclosure of fair value measurement of assets [line items]
Transfers out of Level 3	$ (3,179,568)	$ (627,822)